11. LONG-TERM PAYABLES	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
11. LONG-TERM PAYABLES

Long-term payables represent security deposits from customers.

(in thousands)	June 30,	December 31,
	2015	2014
	(unaudited)

Security deposits from customers	$5,197	9,102

Security deposits are required from customers as a condition of leasing a commercial vehicle. The security deposit is returned to the customer after the successful conclusion of the lease. The standard length of our leases is 26 months. At June 30, 2015, future security deposits due to be returned to customers assuming successful conclusions of the related leases are as follows (in thousands):

	Years Ending December 31,
	2015	2016	2017	Total
Security deposits from customers	$2,063	$2,770	$364	$5,197

Long-term payables from the financing arrangement consist of the following (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Total amounts due under financing arrangement	$162	$924
Less: Unrealized interest expense	(1)	(25)
Net amounts due under financing arrangement	$161	$899
Amounts due under financing arrangement, current	(161)	(899)
Amounts due under financing arrangement, non-current	$—	$—

Under the financing arrangement with CITIC Bank, the Company’s customers obtain financing from CITIC while the Company provides a guarantee. The Company enters into a lease contract directly with the customer and also enters into a contractual obligation to repay the financing on behalf of the customer. The CITIC financing has a 24-month term and as a result the Company recognizes a long-term liability for amounts borrowed under the CITIC financing arrangement.

The loans bore interest at rates in the range of 7.46% to 8.27% as of June 30, 2015, are denominated in RMB and have terms maturing within one year.